ACQUISITION OF THINKING TREE SPIRITS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 16, 2025	Nov. 25, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Apr. 01, 2025	Aug. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Contingent consideration, liability fair value					$ 127,076
Post acquisition aggregate revenue milestone payments					2,400,000
Milestone payment, new tasting room agreement					$ 395,000
Milestone payment, new tasting room agreement Pperiod					3 years
Milestone payment, payable 30 days after opening new tasting room					$ 395,000
Milestone payment, payable 30 days after opening new tasting room period					30 days
Intangible assets					$ 421,151
Goodwill					$ 589,870
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Litigation, damages sought, plus interest	$ 470,000
Minimum [Member]
Business Acquisition [Line Items]
Useful life					6 years			10 years
IPO [Member]
Business Acquisition [Line Items]
Stock price (in dollars per share)		$ 4.00	$ 5.00	$ 4.00
IPO [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock price (in dollars per share)						$ 4.00
Common Stock [Member]
Business Acquisition [Line Items]
Post acquisition annual milestone payments related to revenue targets					$ 800,000
Common stock, value issued for revenue is excess of prior year					$ 1.00
Common Stock [Member]
Business Acquisition [Line Items]
Acquisition of Thinking Tree Spirits (in shares)					50,958
Common Stock [Member] | IPO [Member]
Business Acquisition [Line Items]
Shares of common stock (in shares)					1,687,500
Thinking Tree Spirits Inc [Member]
Business Acquisition [Line Items]
Payments to shareholders, net			$ 670,686	$ 670,686	$ 670,686
Payments to shareholders					720,686
Contingent consideration, liability fair value				127,076	$ 50,000
Business acquisition, share price (in dollars per share)					$ 13.16
True-up share price (in dollars per share)			$ 5.00
True-up shares, increase (in shares)		116,713
Total Purchase Consideration				847,762
Amount held back for post-closing accounting true-ups				$ 50,000
Intangible assets					$ 1,011,021
Shares of common stock (in shares)					83,407
Thinking Tree Spirits Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Useful life					6 years
Thinking Tree Spirits Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Useful life					10 years
Thinking Tree Spirits Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
True-up shares (in dollars per share)							134,137
Thinking Tree Spirits Inc [Member] | Common Stock [Member] | IPO [Member]
Business Acquisition [Line Items]
True-up shares (in dollars per share)		167,671